Vessels, Net / Vessels Held for Sale / Other Fixed Assets, Net (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Balance beginning of period	$ 369,032,973
Depreciation for the period	(16,913,785)	$ (18,357,377)	$ (16,986,584)
Impairment loss	(96,643,651)	(15,695,282)	0
Balance end of period	73,928,185	369,032,973
Vessel Cost
Property Plant And Equipment [Line Items]
Balance beginning of period	457,244,533	376,193,456
Newbuilding deliveries		81,051,077
Disposals	(165,075,995)
Transfer to Vessels Held for Sale	(147,153,000)
Impairment loss	(71,087,353)
Balance end of period	73,928,185	457,244,533	376,193,456
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance beginning of period	(88,211,560)	(70,057,540)
Depreciation for the period	(16,687,357)	(18,154,020)
Disposals	21,991,963
Transfer to Vessels Held for Sale	64,287,231
Impairment loss	18,619,723
Balance end of period	0	(88,211,560)	(70,057,540)
Net Book Value
Property Plant And Equipment [Line Items]
Balance beginning of period	369,032,973	306,135,916
Newbuilding deliveries		81,051,077
Depreciation for the period	(16,687,357)	(18,154,020)
Disposals	(143,084,032)
Transfer to Vessels Held for Sale	(82,865,769)
Impairment loss	(52,467,630)
Balance end of period	$ 73,928,185	$ 369,032,973	$ 306,135,916